Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-In Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2017	$ 144		$ 24,856		$ (672)	$ 24,328
Beginning balance, shares at May. 31, 2017	1,437,500
Sale of 5,200,000 Units, net of underwriting discount and offering expenses	$ 520		48,160,700			48,161,220
Sale of 5,200,000 Units, net of underwriting discount and offering expenses, shares	5,200,000
Sale of 261,500 Private Units	$ 26		2,614,974			2,615,000
Sale of 261,500 Private Units, shares	261,500
Issuance of shares to underwriter	$ 5		499,995			500,000
Issuance of shares to underwriter, shares	52,000
Common stock subject to redemption	$ (456)		(46,291,229)			(46,291,685)
Common stock subject to redemption, shares	(4,560,757)
Common Stock Forfeited by Sponsor	$ (14)		14
Common Stock Forfeited by Sponsor, shares	(137,500)
Net loss					(8,862)	(8,862)
Ending balance at May. 31, 2018	$ 225		5,009,310		(9,534)	5,000,001
Ending balance, shares at May. 31, 2018	2,252,743
Shares issued for advisory services			4,311			4,311
Shares issued for advisory services, shares	423
Net loss					(4,311)	(4,311)
Ending balance at Aug. 31, 2018	$ 225		5,013,621		(13,845)	5,000,001
Ending balance, shares at Aug. 31, 2018	2,253,166
Beginning balance at May. 31, 2018	$ 225		5,009,310		(9,534)	5,000,001
Beginning balance, shares at May. 31, 2018	2,252,743
Net loss attributable to noncontrolling interest
Net loss						(3,095,960)
Ending balance at Feb. 28, 2019	$ 586	$ 203	7,472,123		(3,105,494)	4,367,418
Ending balance, shares at Feb. 28, 2019	5,861,475	2,030,000
Beginning balance at May. 31, 2018	$ 225		5,009,310		(9,534)	5,000,001
Beginning balance, shares at May. 31, 2018	2,252,743
Common Stock Subject to Redemption not redeemed	$ 11					11
Common Stock Subject to Redemption not redeemed, shares	112,497
Common stock redemption	$ (45)		(6,635,207)			(6,635,252)
Common stock redemption, shares	(451,563)
Shares issued for advisory services	$ 21		2,124,979			2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200					200
Common stock issued to Smaaash Founders, shares	2,000,000
Cancellation of Smaaash Founders shares	$ (200)		200
Cancellation of Smaaash Founders shares, shares	(2,000,000)
Rights shares	$ 54		383,161			383,215
Rights shares, shares	546,150
Common shares issued in acquisition	$ 300		6,089,700			6,090,000
Common shares issued in acquisition, shares	3,000,000
Common shares issued in Private Placement	$ 96		1,924,904			1,925,000
Common shares issued in Private Placement, shares	962,500
Common shares issuable from employment agreements	$ 18					18
Common shares issuable from employment agreements, shares	180,000
Vesting of Common Shares			45,000			45,000
Common shares issued for convertible note	$ 20		499,980			500,000
Common shares issued for convertible note, shares	193,648
Net loss					(3,565,272)	(3,565,272)
Ending balance at May. 31, 2019	$ 700		9,442,027		(3,574,806)	5,867,921
Ending balance, shares at May. 31, 2019	7,003,975
Beginning balance at Aug. 31, 2018	$ 225		5,013,621		(13,845)	5,000,001
Beginning balance, shares at Aug. 31, 2018	2,253,166
Common stock subject to redemption	$ 11					11
Common stock subject to redemption, shares	112,497
Common stock redemption	$ (45)		(6,635,207)			(6,635,252)
Common stock redemption, shares	(451,563)
Shares issued for advisory services	$ 21		2,120,668			2,120,689
Shares issued for advisory services, shares	207,577
Common stock issued to Smaaash Founders	$ 200					200
Common stock issued to Smaaash Founders, shares	2,000,000
Rights shares	$ 54		383,161			383,215
Rights shares, shares	546,150
Net loss					(2,975,873)	(2,975,873)
Ending balance at Nov. 30, 2018	$ 466		882,243		(2,989,718)	(2,107,009)
Ending balance, shares at Nov. 30, 2018	4,667,827
Common shares issued in acquisition	$ 100		6,089,900			6,090,000
Common shares issued in acquisition, shares	1,000,000
Common shares issuable from employment agreements		$ 3				3
Common shares issuable from employment agreements, shares		30,000
Common shares issued for convertible note	$ 20		499,980			500,000
Common shares issued for convertible note, shares	193,648
Common shares issuable from acquisition		$ 200				200
Common shares issuable from acquisition, shares		2,000,000
Net loss attributable to noncontrolling interest
Net loss					(115,776)	(115,776)
Ending balance at Feb. 28, 2019	$ 586	$ 203	7,472,123		(3,105,494)	4,367,418
Ending balance, shares at Feb. 28, 2019	5,861,475	2,030,000
Beginning balance at May. 31, 2019	$ 700		9,442,027		(3,574,806)	5,867,921
Beginning balance, shares at May. 31, 2019	7,003,975
Vesting of Common Shares			27,000			27,000
Shares issued for PLAYlive Nation acquisition	$ 75		1,439,925			1,440,000
Shares issued for PLAYlive Nation acquisition, shares	750,000
Net loss					(283,393)	(283,393)
Ending balance at Aug. 31, 2019	$ 775		10,908,952		(3,858,199)	7,051,528
Ending balance, shares at Aug. 31, 2019	7,753,975
Beginning balance at May. 31, 2019	$ 700		9,442,027		(3,574,806)	5,867,921
Beginning balance, shares at May. 31, 2019	7,003,975
Common shares issued in acquisition						1,440,000
Compensation to officer for shares issued for past services						90,000
Net loss attributable to noncontrolling interest						(11,055)
Net loss						(1,250,924)
Ending balance at Feb. 29, 2020	$ 786		11,034,952	12,999	(4,825,730)	6,223,007
Ending balance, shares at Feb. 29, 2020	7,858,975
Beginning balance at Aug. 31, 2019	$ 775		10,908,952		(3,858,199)	7,051,528
Beginning balance, shares at Aug. 31, 2019	7,753,975
Vesting of Common Shares			36,000			36,000
Compensation to officer for shares issued for past services			90,000			90,000
Shares issued for vesting of employment agreement awards	$ 11					11
Shares issued for vesting of employment agreement awards, shares	105,000
Non-controlling interest of original investment in subsidiaries				24,054		24,054
Net loss attributable to noncontrolling interest				(8,172)		(8,172)
Net loss					(563,329)	(563,329)
Ending balance at Nov. 30, 2019	$ 786		11,034,952	15,882	(4,421,528)	6,630,092
Ending balance, shares at Nov. 30, 2019	7,858,975
Net loss attributable to noncontrolling interest				(2,883)		(2,883)
Net loss					(404,202)	(404,202)
Ending balance at Feb. 29, 2020	$ 786		$ 11,034,952	$ 12,999	$ (4,825,730)	$ 6,223,007
Ending balance, shares at Feb. 29, 2020	7,858,975